Unaudited Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Abstract]
Proceeds from Equity Method Investment, Distribution	$ 28,589	$ 14,852